Fair value of financial instruments	12 Months Ended
Dec. 31, 2023
Fair Value Of Financial Instruments
Fair value of financial instruments

Note 28 - Fair value of financial instruments

The accounting policy on fair value of financial instruments is presented in Note 2c IV.

a) Financial assets and liabilities measured at fair value

The following table presents the financial assets and liabilities measured at fair value on a recurring basis, segregated between levels of the fair value hierarchy.

	12/31/2023				12/31/2022
	Level 1	Level 2	Level 3	Book Value / Fair Value	Level 1	Level 2	Level 3	Book Value / Fair Value
Financial Assets	523,741	116,973	2,428	643,142	396,993	115,792	437	513,222
Financial assets at fair value through profit or loss	396,210	114,718	2,175	513,103	274,659	111,436	379	386,474
Investment funds	225	26,345	-	26,570	954	31,537	-	32,491
Brazilian government securities	333,539	8,553	-	342,092	226,056	5,856	-	231,912
Government securities – Latin America	2,875	-	-	2,875	3,489	-	-	3,489
Government securities – Abroad	2,562	-	-	2,562	4,528	-	-	4,528
Corporate securities	57,009	78,526	2,118	137,653	39,632	72,708	339	112,679
Shares	9,089	17,375	71	26,535	5,817	9,634	86	15,537
Rural product note	-	4,203	-	4,203	-	2,510	7	2,517
Bank deposit certificates	-	128	-	128	-	360	-	360
Real estate receivables certificates	197	1,268	126	1,591	-	1,329	151	1,480
Debentures	45,070	29,583	1,895	76,548	29,446	33,412	84	62,942
Eurobonds and other	2,459	-	5	2,464	4,369	-	4	4,373
Financial bills	-	22,548	4	22,552	-	19,371	7	19,378
Promissory and commercial notes	-	2,585	17	2,602	-	3,900	-	3,900
Other	194	836	-	1,030	-	2,192	-	2,192
Other Financial Assets	-	1,294	57	1,351	-	1,335	40	1,375
Financial assets at fair value through other comprehensive income	127,531	2,255	253	130,039	122,334	4,356	58	126,748
Brazilian government securities	83,672	233	-	83,905	75,647	1,032	-	76,679
Government securities – Latin America	23,872	-	-	23,872	27,510	-	-	27,510
Government securities – Abroad	9,910	-	-	9,910	10,400	-	-	10,400
Corporate securities	10,077	2,022	253	12,352	8,777	3,324	58	12,159
Shares	5,900	50	193	6,143	4,770	70	45	4,885
Rural product note	-	-	-	-	-	390	-	390
Bank deposit certificates	-	44	-	44	551	150	13	714
Real estate receivables certificates	-	67	-	67	-	-	-	-
Debentures	1,045	728	-	1,773	538	645	-	1,183
Eurobonds and other	3,061	936	60	4,057	2,918	1,361	-	4,279
Financial credit bills	-	-	-	-	-	13	-	13
Other	71	197	-	268	-	695	-	695
Financial liabilities at fair value through profit or loss	-	784	72	856	-	647	-	647
Structured notes	-	296	-	296	-	64	-	64
Other financial liabilities	-	488	72	560	-	583	-	583

The following table presents the breakdown of fair value hierarchy levels for derivative assets and liabilities.

	12/31/2023				12/31/2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	6	54,983	262	55,251	29	77,508	671	78,208
Swap Contracts – adjustment receivable	-	37,721	236	37,957	-	46,271	631	46,902
Option Contracts	-	7,712	6	7,718	-	23,637	34	23,671
Forward Contracts	-	3,255	19	3,274	-	595	6	601
Credit derivatives	-	281	1	282	-	492	-	492
NDF - Non Deliverable Forward	-	5,378	-	5,378	-	6,140	-	6,140
Other derivative financial instruments	6	636	-	642	29	373	-	402
Liabilities	(112)	(51,974)	(389)	(52,475)	(186)	(76,106)	(569)	(76,861)
Swap Contracts – adjustment payable	-	(35,369)	(372)	(35,741)	-	(38,507)	(561)	(39,068)
Option Contracts	-	(8,971)	(1)	(8,972)	-	(29,880)	(2)	(29,882)
Forward Contracts	-	(2,966)	(16)	(2,982)	-	(65)	-	(65)
Credit derivatives	-	(149)	-	(149)	-	(604)	-	(604)
NDF - Non Deliverable Forward	-	(4,478)	-	(4,478)	-	(6,626)	-	(6,626)
Other derivative financial instruments	(112)	(41)	-	(153)	(186)	(424)	(6)	(616)

In all periods, there were no material transfer between Level 1 and Level 2. Transfers to and from Level 3 are presented in movements of Level 3.

The financial instruments measured at fair value on a recurring basis are classified as follows:

Level 1: Securities with liquid prices available in an active market and derivatives traded on stock exchanges. This classification level includes most of the Brazilian government securities, government securities from Latin America, government securities from other countries, shares, debentures with price published by Associação Brasileira das Entidades dos Mercados Financeiros e de Capitais (ANBIMA) and other securities traded in an active market.

Level 2: Bonds, securities, derivatives and others that do not have price information available and are priced based on conventional or internal models. The inputs used by these models are captured directly or built from observations of active markets. Most derivatives traded over-the-counter, certain Brazilian government bonds, debentures and other corporate securities whose credit component effect is not considered relevant, are at this level.

Level 3: Bonds, securities and derivatives for which pricing inputs are generated by statistical and mathematical models. Debentures and other corporate securities that do not fit into level 2 rule and derivatives with maturities greater than the last observable vertices of the discount curves are at this level.

Governance of Level 3 recurring fair value measurement

The departments in charge of defining and applying the pricing models are segregated from the business areas. The models are documented, submitted to validation by an independent area and approved by a specific committee. The daily processes of price capture, calculation and disclosure are periodically checked according to formally defined tests and criteria and the information is stored in a single corporate data base.

The most frequent cases of assets classified as Level 3 are justified by the discount factors used and corporate bonds whose credit component is relevant. Factors such as the fixed interest curve in Brazilian Reais and the TR coupon curve – and, as a result, their related factors – have inputs with terms shorter than the maturities of fixed-income assets.

Level 3 recurring fair value changes

The tables below show balance sheet changes for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to swap and option.

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

01/01/2023	12/31/2022	Recognized in income	Recognized in other comprehensive income				12/31/2023

Financial assets at fair value through profit or loss	379	(8)	-	922	(302)	1,184	2,175	(952)
Corporate securities	339	(5)	-	920	(300)	1,164	2,118	(1,009)
Shares	86	(14)	-	9	(10)	-	71	(100)
Real estate receivables certificates	151	(38)	-	2	-	11	126	(64)
Debentures	84	(36)	-	740	(67)	1,174	1,895	(845)
Rural Product Note	7	5	-	2	-	(14)	-	-
Promissory notes	-	(3)	-	20	-	-	17	-
Eurobonds and other	4	84	-	137	(220)	-	5	-
Financial bills	7	(3)	-	10	(3)	(7)	4	-
Other financial assets	40	(3)	-	2	(2)	20	57	57
Financial assets at fair value through other comprehensive income	58	(19)	153	51	(8)	18	253	-
Corporate securities	58	(19)	153	51	(8)	18	253	-
Shares	45	(3)	151	-	-	-	193	-
Bank deposit certificates	13	(13)	-	-	-	-	-	-
Debentures	-	-	(1)	35	-	(34)	-	-
Eurobonds and other	-	(3)	3	16	(8)	52	60	-
Financial liabilities at fair value through profit or loss	-	58	-	14	-	-	72	72
Other financial liabilities	-	58	-	14	-	-	72	72
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2022	Recognized in income	Recognized in other comprehensive income				12/31/2023

Derivatives - assets	671	80	-	157	(104)	(542)	262	244
Swap Contracts – adjustment receivable	631	108	-	133	(94)	(542)	236	240
Option Contracts	34	(32)	-	14	(10)	-	6	1
Forward contracts	6	3	-	10	-	-	19	3
Credit derivatives	-	1	-	-	-	-	1	-
Derivatives - liabilities	(569)	(74)	-	(387)	189	452	(389)	273
Swap Contracts – adjustment payable	(561)	(70)	-	(369)	176	452	(372)	274
Option Contracts	(2)	(3)	-	(9)	13	-	(1)	(1)
Forward contracts	(6)	(1)	-	(9)	-	-	(16)	-
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

01/01/2022	12/31/2021	Recognized in income	Recognized in other comprehensive income				12/31/2022

Financial assets at fair value through profit or loss	1,563	46	-	143	(49)	(1,324)	379	(98)
Corporate securities	1,563	21	-	128	(49)	(1,324)	339	(138)
Shares	-	(54)	-	-	-	140	86	(62)
Real estate receivables certificates	3	(36)	-	2	(2)	184	151	(60)
Debentures	1,478	109	-	96	-	(1,599)	84	(7)
Rural Product Note	61	3	-	-	(1)	(56)	7	(9)
Eurobonds and other	8	(1)	-	11	(14)	-	4	-
Financial bills	13	-	-	19	(32)	7	7	-
Other financial assets	-	25	-	15	-	-	40	40
Financial assets at fair value through other comprehensive income	-	(2)	-	47	-	13	58	-
Corporate securities	-	(2)	-	47	-	13	58	-
Shares	-	(2)	-	47	-	-	45	-
Bank deposit certificates	-	-	-	-	-	13	13	-
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2021	Recognized in income	Recognized in other comprehensive income				12/31/2022

Derivatives - assets	152	178	-	298	(552)	595	671	588
Swap Contracts – adjustment receivable	90	151	-	64	(73)	399	631	608
Option Contracts	62	27	-	228	(479)	196	34	(20)
Forward contracts	-	-	-	6	-	-	6	-
Derivatives - liabilities	(125)	48	-	(217)	38	(313)	(569)	(349)
Swap Contracts – adjustment payable	(111)	(25)	-	(132)	21	(314)	(561)	(350)
Option Contracts	(14)	73	-	(79)	17	1	(2)	1
Other derivative financial instruments	-	-	-	(6)	-	-	(6)	-

Sensitivity analysis of Level 3 operations

The fair value of financial instruments classified in Level 3 is measured through valuation techniques based on correlations and associated products traded in active markets, internal estimates and internal models.

Material unobservable inputs used for measurement of the fair value of instruments classified in Level 3 are: interest rates, underlying asset prices and volatility. Material variations in any of these inputs separately may give rise to material changes in the fair value.

The table below shows the sensitivity of these fair values in scenarios of changes of interest rates, in asset prices and in scenarios with varying shocks to prices and volatilities for nonlinear assets, considering:

Interest rate: Based on reasonably possible changes in assumptions of 1, 25 and 50 basis points (scenarios I, II and III respectively) applied to the interest curves, both up and down, taking the largest losses resulting in each scenario.

Commodities, Index and Shares: Based on reasonably possible changes in assumptions of 5 and 10 percentage points (scenarios I and II respectively) applied to share prices, both up and down, taking the largest losses resulting in each scenario.

Nonlinear:

Scenario I: Based on reasonably possible changes in assumptions of 5 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.

Scenario II: Based on reasonably possible changes in assumptions of 10 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.

Sensitivity – Level 3 Operations		12/31/2023		12/31/2022
Market risk factor groups	Scenarios	Impact		Impact
		Income	Stockholders' equity	Income	Stockholders' equity
Interest rates	I	(3.5)	-	(2.2)	-
	II	(89.2)	(0.9)	(56.9)	-
	III	(178.9)	(1.8)	(113.3)	-
Commodities, Indexes and Shares	I	(13.3)	(9.6)	(6.7)	-
	II	(26.7)	(19.2)	(13.4)	-
Nonlinear	I	(0.1)	-	(24.8)	-
	II	(0.2)	-	(37.8)	-

b) Financial assets and liabilities not measured at fair value

The following table presents the book value and estimated fair value for financial assets and liabilities not measured at fair value.

	12/31/2023		12/31/2022
	Book value	Fair value	Book value	Fair value
Financial assets	1,686,225	1,693,038	1,578,789	1,580,793
At Amortized Cost	1,686,225	1,693,038	1,578,789	1,580,793
Compulsory deposits with the Central Bank of Brazil	145,404	145,404	115,748	115,748
Interbank deposits	51,007	51,009	59,592	59,868
Securities purchased under agreements to resell	238,321	238,321	221,779	221,779
Securities	260,743	260,427	213,026	213,438
Loan and lease operations	910,590	917,717	909,422	910,738
Other financial assets	127,699	127,699	109,909	109,909
(-) Provision for expected loss	(47,539)	(47,539)	(50,687)	(50,687)
Financial liabilities	1,948,360	1,948,549	1,759,182	1,758,475
At Amortized Cost	1,944,162	1,944,351	1,755,498	1,754,791
Deposits	951,352	951,332	871,438	871,370
Securities sold under repurchase agreements	362,786	362,786	293,440	293,440
Interbank market funds	328,645	328,667	294,587	294,573
Institutional market funds	119,591	119,778	129,382	128,757
Other financial liabilities	181,788	181,788	166,651	166,651
Provision for Expected Loss	4,198	4,198	3,684	3,684
Loan commitments	3,311	3,311	2,874	2,874
Financial guarantees	887	887	810	810

The methods used to estimate the fair value of financial instruments measured at fair value on a non-recurring basis are:

    •   Compulsory deposits with the Central Bank of Brazil, Securities purchased under agreements to resell and Securities sold under repurchase agreements - The carrying amounts for these instruments are close to their fair values.

    •   Interbank deposits, Deposits, lnterbank market funds and lnstitutional market funds - They are calculated by discounting estimated cash flows at market interest rates.

    •   Securities - Under normal conditions, the prices quoted in the market are the best indicators of the fair values of these financial instruments. However, not all instruments have liquidity or quoted market prices and, in such cases, are priced by conventional or internal models, with inputs captured directly, built based on observations of active markets, or generated by statistical and mathematical models.

    •   Loan and lease operations - Fair value is estimated for groups of loans with similar financial and risk characteristics, using valuation models. The fair value of fixed-rate loans is determined by discounting estimated cash flows, at interest rates applicable to similar loans. For the majority of loans at floating rates, the carrying amount is considered to be close to their market value. The fair value of loan and lease operations not overdue is calculated by discounting the expected payments of principal and interest to maturity. The fair value of overdue loan and lease transactions is based on the discount of estimated cash flows, using a rate proportional to the risk associated with the estimated cash flows, or on the underlying collateral. The assumptions for cash flows and discount rates rely on information available in the market and knowledge of the individual debtor.

    •   Other financial assets / liabilities - Primarily composed for receivables from credit card issuers, deposits in guarantee for contingent liabilities, provisions and legal obligations and trading and intermediation of securities. The carrying amounts for these assets/liabilities substantially approximate to their fair values, since they principally represent amounts to be received in the short term from credit card holders and to be paid to credit card issuers, deposits in guarantee (indexed to market rates) made by ITAÚ UNIBANCO HOLDING  to secure lawsuits or very short-term receivables (generally with a maturity of approximately 5 business days). All of these items represent assets/liabilities without material associated market, credit or liquidity risks.

Financial instruments not included in the Balance Sheet (Note 32) are represented by Letters of credit to be released and Financial guarantees, which amount to R$ 123,471 (R$ 139,133 at 12/31/2022) with an estimated fair value of R$ 123 (R$ 161 at 12/31/2022).